Document and Entity Information Document	May 29, 2024
Document Information [Line Items]
Document Type	8-K
Document Creation Date	May 29, 2024
Document Period End Date	May 29, 2024
Amendment Flag	false
Entity Registrant Name	Worksport Ltd.
Entity Address, Address Line One	2500 N America Dr
Entity Address, City or Town	West Seneca
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	14224
Entity Incorporation, State Country Name	NV
City Area Code	888
Local Phone Number	554-8789
Entity File Number	001-40681
Entity Central Index Key	0001096275
Entity Emerging Growth Company	false
Entity Tax Identification Number	35-2696895
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NASDAQ [Member] | Common [Member]
Document Information [Line Items]
Title of 12(b) Security	Common
Trading Symbol	WKSP
Security Exchange Name	NASDAQ
NASDAQ [Member] | Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	WKSPW
Security Exchange Name	NASDAQ